Insurance business - Net Insurance Premium Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	$ 10,093	$ 10,636	$ 10,659
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	10,463	12,108	11,338
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(370)	(1,472)	(679)
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	7,959	7,888	7,944
Non-linked insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	8,321	9,353	8,616
Non-linked insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(362)	(1,465)	(672)
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	571	482	415
Linked life insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	579	489	422
Linked life insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(8)	(7)	(7)
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,563	2,266	2,300
Investment contracts with DPF | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,563	2,266	2,300
Investment contracts with DPF | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	$ 0	$ 0	$ 0